Equity - Narrative (Detail) - USD ($) shares in Millions, $ in Millions			3 Months Ended			6 Months Ended
	Mar. 04, 2016	Mar. 03, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Dividend paid			$ 0		$ 0	$ 0	$ 0
Common Stock
Class of Stock [Line Items]
Shares of common stock issued (in shares)						137,016,712.0
Net Parent Company Investment | Common Stock | One-Time Cash Dividend
Class of Stock [Line Items]
Dividend paid		$ 1,362		$ 1,362
Net Parent Company Investment | MFS | Common Stock
Class of Stock [Line Items]
Shares of common stock issued (in shares)	137.0